Interest rate benchmark reform - Narrative (Details) - Interest Rate Benchmark Reform amendments - Interest rate risk - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	£ 306,916	£ 341,884
US Dollar LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	301,523	£ 329,150
US Dollar LIBOR | Contracts prior to LIBOR cessation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	97,696
US Dollar LIBOR | Exchange traded futures and LCH contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	163,360
US Dollar LIBOR | Other contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	40,467
US Dollar LIBOR | Other contracts, fallback eligible
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	£ 40,041